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                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)

                       Supplement dated December 14, 2000
          to the Statement of Additional Information dated June 1, 2000


Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

The following information is added to the table appearing under the heading "MANAGEMENT - TRUSTEES AND OFFICERS" on page B-15 of the Statement of Additional
Information:


                                                 POSITIONS
                                                 HELD WITH      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST
       "NAME, ADDRESS AND AGE                    REGISTRANT                         5 YEARS
       ----------------------                    ----------     ---------------------------------------------
       ALBERT R. DOWDEN (59)                      Trustee       Chairman of the Board of Directors, The Cortland
       1815 Central Park Drive                                  Trust (investment company) and DHJ Media, Inc.; and
       P.O. Box 774000-PMB #222                                 Director, Magellan Insurance Company. Formerly,
       Steamboat Springs, CO 80477                              Director, President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior Vice
                                                                President, AB Volvo; and Director, The Hertz
                                                                Corporation, Genmar Corporation (boat manufacturer),
                                                                National Media Corporation and Annuity and Life Re
                                                                (Holdings), Ltd."


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